                       DIRECTOR OUTLOOK (SERIES I AND IR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-39612

                      SUPPLEMENT DATED JULY 23, 2004 TO THE
        STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004, AS AMENDED

Effective July 23, 2004, the following Sub-Accounts are closed and removed in their entirety from the Statement of Additional Information:

   -  BB&T Special Opportunities Equity Fund Sub-Account
   -  BB&T Total Return Bond Fund Sub-Account
   -  Huntington VA International Equity Fund Sub-Account
   -  Huntington VA Macro 100 Fund Sub-Account
   -  Huntington VA Mortgage Securities Fund Sub-Account
   -  Huntington VA Situs Small Cap Fund Sub-Account

All references to the BB&T Special Opportunities Equity Fund Sub-Account, the BB&T Special Opportunities Equity Fund, the BB&T Total Return Bond Fund Sub-Account, the BB&T Total Return Bond Fund, the Huntington VA International Equity Fund Sub-Account, the Huntington VA International Equity Fund, the Huntington VA Macro 100 Fund Sub-Account, The Huntington VA Macro 100 Fund, the Huntington VA Mortgage Securities Fund Sub-Account, the Huntington VA Mortgage Securities Fund, the Huntington VA Situs Small Cap Fund Sub-Account and the Huntington VA Situs Small Cap Fund are deleted from the Statement of Additional Information.


            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV- 4915